Schedule of other operating expenses, net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Result with property, plant and equipment		R$ 12	R$ (42)	R$ 5
Reversal (provision) for legal proceedings		9	(18)	(53)
Restructuring expenses and others	[1]	(74)	(71)	37
Covid-19 spending on prevention			(134)
Indemnity assets			168
Total		R$ (53)	R$ (97)	R$ (11)

[1]	Refers primarily to expenses with the spin-off and acquisition of Extra Hiper stores with payments of legal fees, property appraisal and due diligence.